CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	65,000,000	65,000,000	65,000,000
Common stock, issued	9,150,000	9,150,000	9,150,000
Common stock, outstanding	9,150,000	9,150,000	9,150,000